Shareholder Report, Average Annual Return (Details) DFAX_Asia Pacific Small Company Portfolio_Institutional_TSR Annual {Institutional}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Asia Pacific Small Company Portfolio – Institutional
Average Annual Return, Percent	24.88%	9.03%	7.08%
MSCI Pacific ex Japan Index (net div.)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Pacific ex Japan Index (net div.)
Average Annual Return, Percent	16.26%	9.67%	7.39%
MSCI Pacific ex Japan Small Cap Index (net div.)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Pacific ex Japan Small Cap Index (net div.)
Average Annual Return, Percent	21.86%	8.55%	7.32%